Share capital	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Share capital
13 Share capital

Issued and outstanding capital	2023	2022

Common shares	218	253

Common shares B	47	66

Total share capital	265	319

Common shares	2023	2022

Authorized share capital	480	720

Number of authorized shares (in million)	4,000	6,000

Par value in cents per share	12	12

Common shares B	2023	2022

Authorized share capital	240	360

Number of authorized shares (in million)	2,000	3,000

Par value in cents per share	12	12
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. The Board is authorized, subject to certain restrictions of Bermuda law and the
Bye-Laws,
to repurchase Aegon Ltd. shares.
Vereniging Aegon, based in The Hague, the Netherlands, holds all the issued and outstanding common shares B.
For detailed information on the transactions between Aegon Ltd. and Vereniging Aegon, see note 44 Related party transactions to the consolidated financial statements of the Group.

The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B

	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount

On January 1, 2022	2,106,313	253	568,839	68

Shares withdrawn	(10,665)	(1)	(22,643)	(3)

Dividend	13,782	2	-	-

On December 31, 2022	2,109,430	253	546,196	66

Shares withdrawn	(294,703)	(35)	(156,437)	(19)

On December 31, 2023	1,814,727	218	389,759	47
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)

2022	2,107,315	559,906

2023	2,067,119	523,149
The shares repurchased by Aegon Ltd. during the share buyback programs to undo the dilution caused by the distribution of dividend in stock, although included in the issued and outstanding number of shares, are excluded from the calculation of the weighted average number of shares.
Long-term incentive plans
For detailed information on the long-term incentive plans, see note 13 Other operating expenses to the consolidated financial statements of the Group.
Board remuneration
Detailed information on remuneration of active and retired members of the Board of Directors including their share plans, along with information about shares held in Aegon by the members of the Boards is included in note 44 Related party transactions to the consolidated financial statements of the Group and in the remuneration report on page 62.